Leases - Summary of Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
2024	¥ 104,076
2025	78,513
2026	63,306
2027	61,543
2028	77,155
2029 and thereafter	543,098
Total future undiscounted lease payments	927,691
Less: imputed interest	157,564
Total present value of lease liabilities	¥ 770,127